CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total shareholders' equity attributable to DouYu CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Opening balance at Dec. 31, 2020	¥ 22,630		¥ 10,486,398,881	¥ (2,863,219,263)	¥ 10,911,853	¥ 6,939,016,248	¥ 38,366,739	¥ 6,977,382,987
Opening Balance, Shares at Dec. 31, 2020 | shares	33,445,346
Treasury shares, beginning balance (in shares) at Dec. 31, 2020 | shares		(1,177,499)
Treasury shares, beginning balance at Dec. 31, 2020		¥ (695,097,853)
Repurchase of ordinary shares (Note 11) (in shares) | shares	578,304	(578,304)						578,304	578,304
Repurchase of ordinary shares (Note 11)		¥ (107,151,908)				(107,151,908)		¥ (107,151,908)
Net (loss) income				(581,883,146)		(581,883,146)	(38,365,751)	(620,248,897)
Share-based compensation			132,139,459			132,139,459		132,139,459
Vesting of restricted share units	¥ 413		(413)
Vesting of restricted share units, shares | shares	691,281
Foreign currency translation adjustments					(123,533,529)	(123,533,529)		(123,533,529)
Ending balance at Dec. 31, 2021	¥ 23,043		10,618,537,927	(3,445,102,409)	(112,621,676)	6,258,587,124	988	6,258,588,112
Ending balance, Shares at Dec. 31, 2021 | shares	34,136,627
Treasury shares, ending balance (in shares) at Dec. 31, 2021 | shares		(1,755,803)
Treasury shares, ending balance at Dec. 31, 2021		¥ (802,249,761)
Repurchase of ordinary shares (Note 11) (in shares) | shares		(804,758)
Repurchase of ordinary shares (Note 11)		¥ (108,967,252)				(108,967,252)		(108,967,252)
Additional capital contribution in DouYu Japan (Note 12)			(14,992,166)			(14,992,166)	14,992,166
Net (loss) income				(75,422,408)		(75,422,408)	(14,992,189)	(90,414,597)
Share-based compensation			66,741,438			66,741,438		66,741,438
Vesting of restricted share units	¥ 293		(293)
Vesting of restricted share units, shares | shares	401,599
Foreign currency translation adjustments					434,612,446	434,612,446		434,612,446
Ending balance at Dec. 31, 2022	¥ 23,336		10,670,286,906	(3,520,524,817)	321,990,770	6,560,559,182	965	¥ 6,560,560,147
Ending balance, Shares at Dec. 31, 2022 | shares	34,538,226
Treasury shares, ending balance (in shares) at Dec. 31, 2022 | shares		(2,560,561)						(2,560,561)	(2,560,561)
Treasury shares, ending balance at Dec. 31, 2022		¥ (911,217,013)						¥ (911,217,013)
Net (loss) income				35,517,634		35,517,634		35,517,634	$ 5,002,554
Foreign currency translation adjustments					93,256,170	93,256,170		93,256,170	13,134,857
NCI derecognized due to cancellation of one subsidiary							¥ (965)	(965)
Ending balance at Dec. 31, 2023	¥ 23,336		¥ 10,670,286,906	¥ (3,485,007,183)	¥ 415,246,940	¥ 6,689,332,986		¥ 6,689,332,986	$ 942,172,845
Ending balance, Shares at Dec. 31, 2023 | shares	34,538,226
Treasury shares, ending balance (in shares) at Dec. 31, 2023 | shares		(2,560,561)						(2,560,561)	(2,560,561)
Treasury shares, ending balance at Dec. 31, 2023		¥ (911,217,013)						¥ (911,217,013)	$ (128,342,232)